Share Capital and Warrants	12 Months Ended
Dec. 31, 2022
Share Capital And Warrants [Abstract]
Share Capital and Warrants
23.
Share capital and warrants
A)
Authorized

The authorized capital of the Company consists of an unlimited number of voting common shares and preferred shares with no par value.

On July 26, 2022, the Board approved a 1 to 10 share consolidation of the Company’s issued and outstanding common shares (the “Share Consolidation”). Each shareholder of record of the Company as of the close of business on the record date of July 25, 2022, received 1 common share for each 10 shares held on such date.

All references to common shares, warrants, derivative warrant liabilities, simple warrants, performance warrants, stock options, RSUs and DSUs (excluding the Nova RSUs and DSUs) have been fully retrospectively adjusted to reflect the Share Consolidation.

B)
Issued and outstanding

		December 31, 2022		December 31, 2021
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		206,040,836	2,035,704	91,884,413	762,046
Share issuances		370,179	2,870	95,680,666	977,425
Share issuance costs		—	—	—	(16,371)
Share repurchases		(4,252,489)	(41,617)	—	—
Acquisition	5	32,060,135	287,129	2,443,128	26,216
Convertible debenture settlement		—	—	248,875	2,671
Derivative warrants exercised		—	—	15,214,695	277,136
Warrants exercised		—	—	19,571	178
Employee awards exercised (1)		975,575	8,724	549,488	6,403
Balance, end of year		235,194,236	2,292,810	206,040,836	2,035,704
(1)
Included in employee awards exercised are 87,500 RSUs that vested and were exercised in December 2020; however, the common shares were not issued until January 2021. Included in employee awards exercised are 50,000 RSUs that vested and were exercised in December 2021; however, the common shares were not issued until January 2022.

For the year ended December 31, 2022, the Company purchased and cancelled 4.3 million common shares at a weighted average price of $3.12 (US$2.33) per common share for a total cost of $13.3 million. Accumulated deficit was reduced by $28.3 million, representing the excess of the average carrying value of the common shares over their purchase price.

Subsequent to December 31, 2022, the Company purchased and cancelled 0.5 million common shares at a weighted average price of $2.78 (US$2.04) per common share for a total cost of $1.5 million.

(C)
Common share purchase warrants

	Number of Warrants	Carrying Amount
Balance at December 31, 2020	102,400	6,138
Acquisition (note 5(b))	209,783	1,771
Warrants issued	64,000	361
Warrants exercised	(19,571)	(178)
Balance at December 31, 2021	356,612	8,092
Warrants expired	(48,000)	(5,832)
Balance at December 31, 2022	308,612	2,260

During the year ended December 31, 2022, the warrants issued in relation to the acquisition of a financial obligation expired.

During the year ended December 31, 2021, the Company issued 64,000 warrants to Sun 8 Holdings Inc. (“Sun 8”) with an exercise price of $9.40 per unit, in conjunction with achieving minimum thresholds of revenue derived from the brands or cultivars that the Company acquired from Sun 8 during the year ended December 31, 2019.

During the year ended December 31, 2021, 19,571 warrants that formed part of the contingent consideration from the Inner Spirit Transaction, were exercised resulting in a net payment of $0.2 million representing the difference between the exercise prices and the cash consideration (note 5(b)). The carrying value of the exercised warrants was adjusted from warrants to share capital.

The following table summarizes outstanding warrants as at December 31, 2022:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Financial services	45.98	54,400	6.6
Acquired from Inner Spirit (1)	3.37	190,212	1.2
Sun 8	9.40	64,000	3.0
	$12.13	308,612	2.5
(1)
Inner Spirit warrants are exchangeable for 0.00835 SNDL common shares in accordance with the Inner Spirit Transaction consideration (note 5(b)) and have been presented based on the number of SNDL common shares that are issuable.